Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

September 26, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: FS Series Trust (811-23216; 333-214851)

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 4 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 7 under the Investment Company Act of 1940, as amended, to the registration statement on Form N-1A (the “Amendment”) of FS Series Trust (the “Trust”). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register shares of the following six new series of the Trust: (i) FS Managed Futures Fund; (ii) FS Global Macro Fund; (iii) FS Real Asset Fund; (iv) FS Long/Short Equity Fund; (v) FS Market Neutral Fund; and (vi) FS Event Driven Fund.

Questions and comments may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams, Esq.

Copy to:	Stephen S. Sypherd
Joshua B. Deringer